Income Taxes - Schedule Of Components Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Investment in partnership	$ 488,786	$ 477,612
Deferred rent	136,502	125,635
Property and Equipment	71,353	40,645
Accrued expenses	11,527	20,231
Stock-based compensation	8,107	4,487
Deferred financing obligation	2,546	989
Unrealized (gain) loss on foreign exchange	3,634	5,222
Net operating loss	2,033,703	1,205,139
Capital Loss	40,677	0
Finite-lived intangibles	1,259,586	1,144,862
Interest	6,989	1,863
Lease Liability	2,636,664	2,762,142
Other	14,515	7,996
Total deferred tax assets	6,714,589	5,796,823
Valuation allowance	(4,057,892)	(3,011,064)
Deferred tax asset, net of allowance	2,656,697	2,785,759
Deferred tax liabilities:
Deferred Rent	(755)	0
Accrued Expenses	(2,206)	(343)
Unrealized (Gain)/Loss	(7,655)	(181)
Property and equipment	(10,969)	(14,584)
Finite-lived intangibles	(264)	(5,284)
Right of Use Asset	(2,630,343)	(2,763,802)
Other	(3,128)	(404)
Indefinite-lived intangibles	0	(11)
Total deferred tax liabilities	(2,655,320)	(2,784,609)
Net deferred tax assets	$ 1,377	$ 1,150